CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 5,115	$ 15,400
Accounts and other receivables	149	435
Prepaid expenditures	257	372
Marketable securities	2,597	4,277
Total current assets	8,118	20,484
Non-current
Mineral properties	244,129	239,871
Mineral property investments	4,417	4,417
Property and equipment	662	772
Reclamation deposit	116	116
Other receivables	90	77
Total non-current assets	249,414	245,253
TOTAL ASSETS	257,532	265,737
Current
Accounts payable and accrued liabilities	582	1,083
Total liabilities	582	1,083
SHAREHOLDERS' EQUITY
Share capital	275,068	272,501
Warrant and share-based payment reserve	30,230	27,607
Accumulated other comprehensive loss	(5,292)	(4,043)
Accumulated deficit	(43,056)	(31,411)
Total shareholders' equity	256,950	264,654
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 257,532	$ 265,737